Note 12 - Long-term Debt	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Long-term Debt [Text Block]
12.	Long-term debt

	December 31, 2016	December 31, 2015

Revolving credit facility	$259,081	$255,165
Capital leases maturing at various dates through 2019	1,868	1,870
Other long-term debt maturing at various dates up to 2020	1,549	3,912
	262,498	260,947
Less: current portion	1,961	3,200
Long-term debt - non-current	$260,537	$257,747

On
June
1,
2015,
the Company entered into a credit agreement with a syndicate of banks to provide a
$525,000
committed revolving credit facility (the “Facility”). The Facility has a five
-year term ending
June
1,
2020
and bears interest at
1.5%
to
2.75%
over floating reference rates, depending on certain leverage ratios. The weighted average interest rate for
2016
was
2.4%
(2015
-
2.3%).
The Facility had
$253,696
of available un-drawn credit as at
December
31,
2016.
As of
December
31,
2016,
letters of credit in the amount of
$12,073
were outstanding
($17,232
as at
December
31,
2015).
The Facility requires a commitment fee of
0.30%
to
0.55%
of the unused portion, depending on certain leverage ratios. At any time during the term, the Company has the right to increase the Facility by up to
$150,000
on the same terms and conditions as the original Facility.

The Company granted the banks collateral including an interest in the Company’s shares of its subsidiaries, an assignment of material contracts, and an assignment of the Company’s “call” rights with respect to shares of the subsidiaries held by minority interests. The credit agreement covenants require the Company to maintain certain ratios including financial leverage, interest coverage and net worth. The Company is limited from undertaking certain mergers, acquisitions and dispositions without prior approval.

On
January
18,
2017,
the credit agreement for the Facility was amended and restated (see note
25).

The effective interest rate on the Company’s long-term debt for the year ended
December
31,
2016
was
2.8%
(2015
-
3.1%).
The estimated aggregate amount of principal repayments on long-term debt required in each of the next five
years ending
December
31
and thereafter to meet the retirement provisions are as follows:

2017	$1,961
2018	1,102
2019	350
2020	4
2021 and thereafter	259,081